DEFERRED REVENUES	9 Months Ended
Dec. 31, 2017
DEFERRED REVENUES
DEFERRED REVENUES

(10)    DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31, 2017	December 31, 2017
	RMB	RMB
Testing service	8,047,140	6,364,793
Online education services	297,602	2,475,604
Other revenue — licensing fees from authorized test centers	2,333,983	2,383,722
Other revenue — others	1,274,794	1,412,005

Total deferred revenues	11,953,519	12,636,124

Representing:
Current deferred revenues	10,221,897	10,804,951
Non-current deferred revenues	1,731,622	1,831,173